2. Investment securities, Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Estimated Fair Value	$ 194,578	$ 229,321
Mortgage-backed securities
Estimated Fair Value	52,103	53,609
Level 1 valuation	0	0
Level 2 valuation	52,103	53,609
Level 3 valuation	0	0
U.S. Government sponsored enterprises
Estimated Fair Value	34,634	40,380
Level 1 valuation	0	0
Level 2 valuation	34,634	40,380
Level 3 valuation	0	0
State and political subdivisions
Estimated Fair Value	107,591	133,570
Level 1 valuation	0	0
Level 2 valuation	107,591	133,570
Level 3 valuation	0	0
Corporate bonds
Estimated Fair Value		1,512
Level 1 valuation		0
Level 2 valuation		1,512
Level 3 valuation		0
Trust preferred securities
Estimated Fair Value	250	250
Level 1 valuation	0	0
Level 2 valuation	0	0
Level 3 valuation	$ 250	$ 250